Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements and Subleased Rent Income

Future minimum lease payments under non-cancelable operating lease agreements and subleased rent income as of December 31, 2013 are as follows. The Company’s leases do not contain any contingent rent payment terms.

	Minimum rentals RMB	Less: Sublease rental income RMB	Total RMB

Years ending December 31,
2014	18,780,908	(5,160,000)	13,620,908
2015	14,111,781	(2,365,000)	11,746,781
2016	8,275,616	—	8,275,616
2017	1,274,959	—	1,274,959

Total	42,443,264	(7,525,000)	34,918,264